Dreyfus

      Intermediate Municipal

      Bond Fund, Inc.

      SEMIANNUAL REPORT November 30, 2002



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            21   Statement of Assets and Liabilities

                            22   Statement of Operations

                            23   Statement of Changes in Net Assets

                            24   Financial Highlights

                            25   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                 Dreyfus Intermediate Municipal

                                                                Bond Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for Dreyfus Intermediate Municipal Bond Fund, Inc., covering the six-month period from June 1, 2002 through November 30, 2002. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Monica Wieboldt.

In an otherwise turbulent year, municipal bonds have provided relatively attractive and stable returns. Indeed, tax-exempt bond prices were boosted further in November when the Federal Reserve Board (the "Fed" ) reduced short-term interest rates by another 0.50 percentage points. As a result, the performance of high-quality municipal bonds to date in 2002 has been substantially better than many other asset classes.

Will highly rated municipal bonds continue to provide higher returns than stocks? While no one can know for sure, many analysts currently believe that the Fed' s next move may be toward higher interest rates, which is likely to put downward pressure on prices of many bonds. History suggests that investing only in fixed-income securities probably won't provide the long-term returns most investors need. Instead, we believe that holding the right mix of stocks, bonds and cash that fits their overall financial circumstances is an important consideration for investors. We suggest you talk regularly with your financial advisor to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,

/s/ Stephen E. Canter

Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

December 16, 2002




DISCUSSION OF FUND PERFORMANCE

Monica Wieboldt, Portfolio Manager

How did Dreyfus Intermediate Municipal Bond Fund, Inc. perform relative to its benchmark?

For the six-month period ended November 30, 2002, the fund achieved a total return of 2.23%.(1) The Lehman Brothers 7-Year Municipal Bond Index, the fund's
benchmark,   achieved   a  total  return  of  3.71%  for  the  same  period.(2)
Additionally, the fund is reported in the Lipper Intermediate Municipal Debt Funds category. Over the reporting period, the average total return for all funds reported in this Lipper category was 2.93%.(3)

The fund and market were primarily influenced by low interest rates and lackluster economic growth. The fund's return trailed its benchmark and Lipper category average, which we attribute to poor performance among some of the fund' s corporate-backed municipal securities, such as airline-related issues, which continued to underperform as a result of 9/11 and the resulting economic downturn.

What is the fund's investment approach?

The fund' s objective is to seek as high a level of federally tax-exempt income as is consistent with the preservation of capital. The fund's portfolio consists of bonds from issuers throughout the United States and is managed in the intermediate maturity range. We also seek to manage the fund for a competitive total return.

In managing the fund, we attempt to add value by selecting investment-grade, tax-exempt bonds in the maturity ranges that we believe are most likely to provide attractive returns. These bonds comprise the portfolio's core position. We augment the core position with bonds that we believe have the potential to provide both current income and capital appreciation.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

When the reporting period began, the nation was in the midst of an economic recovery that proved to be far less robust than most investors had expected. These uncertain economic conditions were aggravated by spreading corporate scandals and growing international tensions. As a result, the Federal Reserve Board (the "Fed" ) continued to maintain short-term interest rates at historically low levels for most of 2002. When the economy failed to respond to the Fed's previous measures, it reduced rates another 0.50 percentage points in November. In addition, surging demand from both traditional and non-traditional investors kept downward pressure on municipal bond yields.

At the same time, the disappointing economic recovery contributed to fiscal problems for many states and municipalities. The national economy lost jobs during the 2001 recession, and many municipalities have collected less income tax, sales tax and capital gains tax revenues than they originally anticipated. Many states and municipalities have attempted to bridge their budget deficits by reducing expenses, raising taxes and borrowing in the tax-exempt bond markets. However, the resulting increase in new bond issuance was easily absorbed by the
surge    in    investor    demand,    keeping    yields    relatively    low.

In this environment, the fund' s core holdings performed relatively well. However, as discussed previously, corporate-related issues, such as airlines, and some electric utilities, such as Texas utilities, came under pressure during this period. Because of persistent weakness in these areas, the fund's exposure to utilities and airlines has been pared down, and in some areas, eliminated completely.

We continued to maintain the fund's average duration toward the short end of its range in order to manage market volatility. We also intensified our emphasis on credit quality, generally avoiding some states' unsecured debt in favor of bonds backed by property taxes and revenues from essential municipal services, such as
water    and    sewer    facilities.


What is the fund's current strategy?

We expect the supply of municipal bonds to rise in 2003 as states and municipalities continue to grapple with budget deficits. In addition, because of the recent surge in investor demand, we have become concerned that municipal bonds may have reached unusually high price levels. Accordingly, we have adopted a relatively defensive posture, emphasizing liquidity and income-oriented securities that tend to retain more of their value during market declines. In addition, we have continued to focus on bonds with maturities toward the long end of the intermediate-term spectrum, and we recently began to extend the fund's average duration to the neutral range.

December 16, 2002

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
(AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX IS AN UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT-GRADE, GEOGRAPHICALLY UNRESTRICTED 7-YEAR TAX-EXEMPT BOND MARKET, CONSISTING OF MUNICIPAL BONDS WITH MATURITIES OF 6-8 YEARS. INDEX RETURNS DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

                                                             The Fund

STATEMENT OF INVESTMENTS

November 30, 2002 (Unaudited)


STATEMENT OF INVESTMENTS

                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS--93.7%                                                        Amount ($)             Value ($)
--------------------------------------------------------------------------------


ALABAMA--.8%

Bay Minette Industrial Development Board, IDR

   (Coltec Industries, Inc) 6.50%, 2/15/2009                                                  4,505,000                4,437,515


McIntosh Industrial Development Board, EIR

   4.65%, 6/1/2008                                                                            3,800,000                3,967,542


ALASKA--5.0%

Alaska Housing Finance Corp.:

   5.75%, 12/1/2009 (Insured; MBIA)                                                           7,335,000                7,837,741

   5.30%, 12/1/2012 (Insured; MBIA)                                                           2,025,000                2,109,686

Alaska International Airports, Revenue:

   5.50%, 10/1/2011 (Insured; AMBAC)                                                          2,560,000                2,840,371

   5.50%, 10/1/2012 (Insured; AMBAC)                                                          1,620,000                1,799,933

Alaska Student Loan Corp., Student Loan Revenue:

   5.60%, 7/1/2011 (Insured; AMBAC)                                                           4,700,000                4,900,925

   5.70%, 7/1/2013 (Insured; AMBAC)                                                           5,990,000                6,225,407

   6%, 7/1/2016 (Insured; AMBAC)                                                              6,380,000                6,745,510

Anchorage:

   5.875%, 12/1/2015 (Insured; FGIC)                                                          2,365,000                2,634,515

   5.875%, 12/1/2016 (Insured; FGIC)                                                          1,500,000                1,665,555

   Electric Utility Revenue:

      6.50%, 12/1/2008 (Insured; MBIA)                                                        2,755,000                3,236,822

      6.50%, 12/1/2009 (Insured; MBIA)                                                        2,910,000                3,446,226

      5.875%, 2/1/2012 (Insured; FSA)                                                         3,175,000                3,567,017

Northern Tobacco Securitization Corp.,

  Tobacco Settlement Revenue

   6%, 6/1/2013                                                                               4,745,000                4,935,085

ARIZONA--1.1%

Maricopa County Industrial Development Authority:

  Hospital Facility Revenue (Samaritan Health Services)

      7.15%, 12/1/2004 (Insured; MBIA)                                                        3,050,000                3,221,929

   Hospital Systems Revenue (Baptist Hospital)

      5.20%, 9/1/2005 (Insured; MBIA)                                                         3,125,000                3,388,906

Mesa Industrial Development Authority, Revenue

  (TRW Vehicle Safety Systems, Inc.)

   7.25%, 10/15/2004                                                                          5,000,000                5,035,950

CALIFORNIA--4.8%

Beverly Hills Unified School District 4.50%, 8/1/2013                                         1,000,000                1,048,320

California:

   (Veterans) 8.954%, 12/1/2013                                                               5,000,000  (a,b)         5,372,050

   5.375%, 4/1/2013                                                                           7,000,000                7,621,110

California Department of Water Resources,

   Power Supply Revenue 5.375%, 5/1/2017                                                     10,000,000               10,674,000


                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
--------------------------------------------------------------------------------

CALIFORNIA (CONTINUED)

California Pollution Control Financing Authority, PCR

   (Southern California Edison Co.) 7%, 3/1/2005                                              7,500,000                7,646,700

California Statewide Community Development Authority,

   MFHR 5.20%, 12/1/2029                                                                      3,000,000                3,168,300

Elsinore Valley Municipal Water District, COP

   5.375%, 7/1/2016 (Insured; FGIC)                                                           3,295,000                3,647,565

Port Oakland, Revenue 5%, 11/1/2022 (Insured; MBIA)                                           5,250,000                5,213,775

Student Education Loan Marketing Corp.,

  Student Loan Revenue:

      6.75%, 7/1/2008                                                                         2,500,000                2,549,775

      6.70%, 7/1/2008                                                                         2,500,000                2,543,850

COLORADO--2.2%

Bowles Metropolitan Distict, 4.25%, 12/1/2023

   (LOC; U.S. Bank National Association)                                                      4,945,000                5,092,064

Denver City & County, Airport Revenue

   8.61%, 11/15/2005                                                                          6,000,000  (a,b)         6,902,340

El Paso County School District

  (Number 11 Colorado Springs):

      6.25%, 12/1/2009                                                                        1,000,000                1,159,110

      6.50%, 12/1/2010                                                                        2,000,000                2,391,840

      6.50%, 12/1/2011                                                                        2,040,000                2,442,104

Interlocken Metropolitan District:

   Zero Coupon, 12/15/2007                                                                    2,835,000                2,376,495

   Zero Coupon, 12/15/2008                                                                    2,835,000                2,244,725

CONNECTICUT--1.3%

Connecticut, Revenue

  (Mashantucket Western Pequot Tribe):

      6.50%, 9/1/2006 (Escrowed to Maturity)                                                  2,475,000  (b)           2,836,078

      6.50%, 9/1/2006                                                                         2,525,000  (b)           2,787,373

      5.60%, 9/1/2009                                                                         1,000,000  (b)           1,064,510

      Special Tax Obligation

         (Transportation Infrastructure)

         5.25%, 12/1/2015 (Insured; AMBAC)                                                    5,890,000                6,383,464

DISTRICT OF COLUMBIA--1.8%

District of Columbia 6%, 6/1/2012 (Insured; MBIA)                                             3,280,000                3,787,482

District of Columbia Tobacco Settlement Financing Corp.:

   5.80%, 5/15/2013                                                                           3,255,000                3,346,726

   5.875%, 5/15/2014                                                                          5,000,000                5,168,400

Metropolitan Airports Authority, Airport Revenue

   5.75%, 10/1/2011 (Insured; MBIA)                                                           5,750,000                6,118,575

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
--------------------------------------------------------------------------------

GEORGIA--1.6%

Atlanta, Airport Facilities Revenue

   6%, 1/1/2007 (Insured; AMBAC)                                                              5,780,000                6,479,033

   Zero Coupon, 1/1/2010 (Insured; MBIA)                                                      9,600,000                6,648,096

Municipal Electric Authority (Combustion Turbine Project)

   5.25%, 11/1/2012 (Insured; MBIA)                                                           2,735,000                3,009,102

HAWAII--.2%

Kuakini Health System, Special Purpose Revenue

   5.50%, 7/1/2012                                                                            2,575,000                2,528,830

ILLINOIS--4.8%

Carol Stream, First Mortgage Revenue

   (Windsor Park Manor) 6.50%, 12/1/2007                                                      3,000,000                3,095,610

Chicago (Neighborhoods Alive 21 Program)

   5.50%, 1/1/2014 (Insured; FGIC)                                                            3,230,000                3,502,644

Chicago Board of Education

   5.50%, 12/1/2014 (Insured; FSA)                                                            4,385,000                4,789,867

Chicago Housing Authority, Revenue (Capital Program)

   5.25%, 7/1/2010                                                                            2,420,000                2,559,392

Chicago O'Hare International Airport,

  Passenger Facility Charge Revenue

   5.50%, 1/1/2008 (Insured; AMBAC)                                                           5,000,000                5,529,400

Illinois, 5.50%, 8/1/2013 (Insured; MBIA)                                                     5,000,000                5,583,800

Illinois Development Finance Authority,

  Providers Facility Acquisition Revenue:

  (Community Rehabilitation):

      5.60%, 7/1/2003                                                                         1,485,000                1,500,934

      5.60%, 7/1/2004                                                                         1,000,000                1,025,750

      5%, 7/1/2006                                                                            1,580,000                1,600,366

      5.90%, 7/1/2009                                                                         1,325,000                1,374,476

   PCR (Amerencips) 5.50%, 3/1/2014                                                           5,000,000                5,092,900

Illinois Educational Facilities Authority, Revenue

   (Illinois Institute of Technology) 6.60%, 12/1/2009                                        2,665,000                2,852,216

Illinois Health Facilities Authority, Revenue:

  (Central Dupage Health Wyndemere Retirement

      Community) 6.125%, 11/1/2007 (Insured; MBIA)                                            4,400,000                4,502,784

   (Evangelical Hospital)

      6.75%, 4/15/2007                                                                        2,035,000                2,277,246

Illinois Student Assistance Commission,

   Student Loan Revenue 5.55%, 9/1/2006                                                       4,000,000                4,307,160


                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
--------------------------------------------------------------------------------

INDIANA--3.9%

Central High School Building Corp., First Mortgage

   5.50%, 8/1/2009 (Insured; AMBAC)                                                           3,960,000                4,393,937

Indiana Health Facility Financing Authority, HR

  (Clarian Health Partners, Inc.):

      5.50%, 2/15/2010                                                                        3,000,000                3,196,980

      5.50%, 2/15/2011                                                                        5,000,000                5,289,250

Indianapolis Local Public Improvement Bond Bank:

   6.40%, 2/1/2005                                                                            3,000,000                3,266,670

   6.50%, 1/1/2011 (Insured; FSA)                                                             6,415,000                7,550,134

Knox County Hospital Association, LR

   5.65%, 7/1/2008 (Insured; MBIA)                                                            4,150,000                4,248,812

North Montgomery Elementary School Building Corp.,

   First Mortgage Revenue 6.50%, 7/1/2006                                                     5,665,000                6,080,188

Plymouth, Multi-School Building Corp.

  (First Mortgage-Plymouth Community School)

   5.50%, 7/1/2005 (Insured; MBIA)                                                            3,000,000                3,253,680

Westfield High School Building Corp.,
   First Mortgage Revenue

   5.25%, 7/5/2013 (Insured; AMBAC)                                                           3,000,000                3,198,810

IOWA--.9%

Ames, HR (Mary Greeley Medical Center)

   6.25%, 8/15/2006 (Insured; AMBAC)                                                          4,320,000                4,422,686

Council Bluffs, IDR (Cargill, Inc.) 7%, 3/1/2007                                              4,400,000                4,506,348

KENTUCKY--1.7%

Ashland, PCR (Ashland, Inc.) 5.70%, 11/1/2009                                                 4,000,000                4,152,480

Carrolton and Henderson Public Energy Authority,

  Gas Revenue (Kentucky Trust)

   5%, 1/1/2006 (Insured; FSA)                                                                3,500,000                3,768,765

Kenton County Airport Board, Airport Revenue

  (Cincinnati/Northern Kentucky International)

   5.75%, 3/1/2009 (Insured; MBIA)                                                            3,710,000                3,986,543

Mount Sterling, LR (Kentucky League Cities Funding)

   5.625%, 3/1/2003                                                                           6,000,000                6,057,000

LOUISIANA--1.1%

Louisiana Public Facilities Authority, Revenue

  (Louisiana Association of Independent Colleges

   and Universities) 6.50%, 12/1/2002                                                           765,000                  765,214

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
--------------------------------------------------------------------------------

LOUISIANA (CONTINUED)

Saint Charles Parish, PCR

   (Entergy, Inc. Project) 5.35%, 10/1/2029                                                  10,250,000               10,264,145

MASSACHUSETTS--3.3%

Massachusetts:

   8.30%, 12/1/2010                                                                           3,000,000  (a,b)         3,508,920

   Consolidated Loan:

      5.25%, 8/1/2012                                                                         2,000,000                2,189,540

      5.50%, 11/1/2014 ((Insured; MBIA)                                                      10,000,000               11,194,200

Massachusets Health & Educational
   Facilities Authority, Revenue

   (Caritas Christi Obligation) 6.50%, 7/1/2012                                               2,000,000                2,182,420

Massachusetts Housing Finance Agency

  Housing Revenue:

      6.30%, 7/1/2007 (Insured; AMBAC)                                                        2,795,000                2,930,753

      6.35%, 7/1/2008 (Insured; AMBAC)                                                        3,005,000                3,139,263

      6.40%, 7/1/2009 (Insured; AMBAC)                                                        3,275,000                3,410,978

Massachusetts Water Pollution abatement Trust

   (Pool Program) 5%, 8/1/2016                                                                3,000,000                3,122,370

Plymouth County, COP (Correctional Facilities Project)

   5%, 4/1/2015 (Insured; AMBAC)                                                              2,025,000                2,108,207

MICHIGAN--5.3%

Detroit Local Development Finance Authority

   5.20%, 5/1/2010                                                                            5,745,000                5,945,903

Greater Detroit Resource Recovery Authority, Revenue:

   6.25%, Series A, 12/13/2008 (Insured; AMBAC)                                              11,000,000               12,677,610

   6.25%, Series B, 12/13/2008 (Insured; AMBAC)                                               7,755,000                8,937,715

Michigan Hospital Finance Authority, Revenue:

   9.221%, 11/15/2007                                                                         5,750,000  (a,b)         6,865,040

   (Genesys Health System)

      8.10%, 10/1/2013 (Prerefunded 10/1/2005)                                                7,000,000  (c)           8,286,670

   (Sparrow Obligation Group):

      5.25%, 11/15/2011                                                                       2,500,000                2,613,525

      5.75%, 11/15/2016                                                                       3,250,000                3,406,845

Michigan Municipal Bond Authority, Revenue

  (Drinking Water Revolving Fund)

   5.25%, 10/1/2016                                                                           2,370,000                2,649,992

Michigan Strategic Fund, SWDR

   (Genesee Power Station) 7.125%, 1/1/2006                                                   4,000,000                3,972,000

MINNESOTA--.7%

Minnesota Public Facilities Authority,

   Water Pollution Control Revenue 5%, 3/1/2013                                               6,755,000                7,109,570


                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
--------------------------------------------------------------------------------

MISSISSIPPI--1.4%

Mississippi Development Bank, Special Obligation

  (Adams County HR Project)

   5.75%, 7/1/2010 (Insured; FSA)                                                             3,445,000                3,803,969

Mississippi Higher Education Assistance Corp.

  Student Loan Revenue:

      5.30%, 9/1/2008                                                                         2,390,000                2,530,030

      5.45%, 3/1/2010                                                                         2,600,000                2,746,978

Walnut Grove Correctional Authority, COP:

   5.25%, 11/1/2005 (Insured; AMBAC)                                                          1,670,000                1,815,090

   5.50%, 11/1/2006 (Insured; AMBAC)                                                          1,760,000                1,953,424

   5.50%, 11/1/2007 (Insured; AMBAC)                                                          1,855,000                2,073,074

MISSOURI--2.2%

Joplin Industrial Development Authority, Revenue

  (Catholic Health Initiatives):

      5.50%, 12/1/2009                                                                        3,185,000                3,428,461

      5.625%, 12/1/2010                                                                       3,340,000                3,565,483

Missouri Environmental Improvement & Energy
   Research Authority,
   Water Pollution Control Revenue

   5.50%, 1/1/2011                                                                            3,135,000                3,492,641

Missouri Health & Educational
   Facilities Authority, Revenue

   (SSM Heath Care) 5%, 6/1/2007                                                              2,940,000                3,149,181

Saint Louis, Airport Revenue:

  (Airport Development Program)

      5.625%, 7/1/2015 (Insured; MBIA)                                                        2,500,000                2,740,375

   (Lambert--Saint Louis International Airport)

      6%, 7/1/2005 (Insured; FGIC)                                                            1,545,000                1,580,241

Saint Louis Industrial Development Authority, Revenue

   (Saint Louis Convention)
   7%, 12/15/2015                                                                             4,590,000                4,622,635

NEVADA--1.1%

Clark County, Passenger Facility Charge Revenue

  (Las Vegas McCarran International Airport):

      5.95%, 7/1/2005 (Insured; AMBAC)                                                        6,365,000                6,961,146

      5.80%, 7/1/2009 (Insured; MBIA)                                                         4,250,000                4,523,870

NEW JERSEY--3.3%

New Jersey 5.25%, 7/1/2014                                                                    5,000,000                5,480,050

New Jersey Building Authority, Building Revenue

   5.25%, 12/15/2015                                                                          5,000,000                5,394,600

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
--------------------------------------------------------------------------------

NEW JERSEY (CONTINUED)

New Jersey Economic Development Authority, Revenue:

   8.65%, 6/15/2008                                                                           5,000,000  (a,b)         6,057,800

   School Facilities

      (Construction 2001) 5.25%, 6/15/2010                                                       30,000                   33,173

   Waste Paper Recycling

      (Marcal Paper Mills, Inc.):

         5.75%, 2/1/2004 (Insured; MBIA)                                                      1,175,000                1,169,160

         8.50%, 2/1/2010 (Insured; MBIA)                                                      2,505,000                2,664,093

New Jersey Educational Facilities Authority, Revenue

  (Rider University):

      5%, 7/1/2010                                                                            1,880,000                2,022,974

      5%, 7/1/2011                                                                            1,970,000                2,108,984

New Jersey Health Care Facilities
   Financing Authority, Revenue

   (South Jersey Hospital) 6%, 7/1/2012                                                       3,425,000                3,687,252

New Jersey Turnpike Authority, Revenue

   5.625%, 1/1/2015 (Insured; MBIA)                                                           5,000,000                5,448,400

NEW MEXICO--1.5%

Farmington, PCR (El Paso Electric Co.)

   6.375%, 6/1/2032                                                                           2,500,000                2,523,925

Las Cruces, Joint Utility Improvement Revenue

   5.50%, 7/1/2016 (Insured; MBIA)                                                            7,000,000                7,619,010

New Mexico Educational Assistance Foundation,

  Student Loan Revenue

   6.70%, 3/1/2006                                                                            5,235,000                5,724,525

NEW YORK--5.2%

City University of New York, COP (John Jay College)

   5.75%, 8/15/2004                                                                           5,970,000                6,351,841

New York City:

   6.25%, 8/1/2009                                                                            2,000,000                2,212,460

   6.375%, 8/15/2009                                                                         14,750,000               16,099,330

New York City Transitional Finance Authority, Revenue

   5.375%, 2/1/2015                                                                           3,000,000                3,241,710

New York State Dormitory Authority, Revenues

  (Department of Health):

      5.50%, 7/1/2010                                                                         2,000,000                2,138,860

      5.625%, 7/1/2011                                                                        3,240,000                3,456,432

New York State Thruway Authority, Service Contract

  Revenue (Local Highway & Bridge):

      6%, 4/1/2011 (Prerefunded 4/1/2007)                                                     2,960,000  (c)           3,414,597

      6%, 4/1/2011                                                                            2,040,000                2,286,983

      5.50%, 4/1/2012                                                                         3,950,000                4,406,107


                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
--------------------------------------------------------------------------------

NEW YORK (CONTINUED)

New York State Urban Development Corp.,

   Correctional Facilities Revenue 5.25%, 1/1/2010                                            4,520,000                4,822,930

Triborough Bridge and Tunnel Authority, Revenue

   6.75%, 1/1/2009                                                                            5,100,000                5,984,238

NORTH CAROLINA--1.3%

North Carolina Municipal Power Agency,

  Electric Revenue (Number 1 Catawba)

   5.50%, 1/1/2010                                                                           10,000,000               10,735,600

Raleigh Durham Airport Authority, Airport Revenue

   5.25%, 11/1/2012 (Insured; FGIC)                                                           2,365,000                2,585,276

OHIO--1.8%

Cleveland, Airport Systems Revenue

   5.25%, 1/1/2014 (Insured; FSA)                                                             3,000,000                3,191,820

Cuyahoga County, HR (Metrohealth System)

   5.25%, 2/15/2010 (Insured; MBIA)                                                           5,160,000                5,649,220

Franklin County, HR (Holy Cross Health Systems)

   5.20%, 6/1/2005 (Insured; MBIA)                                                            2,930,000                3,121,065

Knox County, Hospital Facilities Revenue

  (Knox Community Hospital Asset Guaranty)

   5%, 6/1/2012                                                                               1,500,000                1,567,515

Lorain, HR (Catholic Healthcare)
   5.25%, 10/1/2009                                                                           5,000,000                5,399,950

OKLAHOMA--1.3%

Norman Regional Hospital Authority, HR

   5.625%, 9/1/2016 (Insured; MBIA)                                                           4,510,000                4,737,575

Tulsa, Municipal Airport Trust Revenue

   (American Airlines) 5.375%, 12/1/2035                                                      3,000,000                1,983,810

Washington County Medical Authority, Revenue

  (Jane Phillips Medical Center)

   5.50%, 11/1/2010 (Insured; Connie Lee)                                                     6,175,000                6,551,552

OREGON--1.0%

Washington County Unified Sewer Agency,

   Sewer Revenue 5.75%, 10/1/2012 (Insured; FGIC)                                             5,670,000                6,502,526

Washington & Clackamas Counties

   (School District No. 23) 5.25%, 6/1/2015                                                   3,285,000                3,599,440

PENNSYLVANIA--6.9%

Allegheny County Industrial Development Authority,

   PCR 4.05%, 9/1/2011 (Insured; AMBAC)                                                       4,000,000                3,967,480

Beaver County Insustrial Development Authority, PCR

   (Ohio Edison Co.) 4.65%, 6/1/2004                                                         15,000,000               15,040,950

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)              Value ($)
--------------------------------------------------------------------------------

PENNSYLVANIA (CONTINUED)

Delaware County Industrial Development Authority, PCR

   (Peco Energy Co.) 5.20%, 10/1/2004                                                         4,000,000                4,164,160

Erie County Hospital Authority, Revenue

  (Hamot Health Foundation)

   5.375%, 5/15/2010 (Insured; AMBAC)                                                         2,340,000                2,499,237

Pennsylvania:

   5.50%, 2/1/2013                                                                            4,000,000                4,474,080

   5.25%, 2/1/2018                                                                            5,000,000                5,238,750

Pennsylvania Economic Development Financing Authority,

  RRR (Northampton Generating):

      6.75%, 1/1/2007                                                                         7,000,000                7,179,200

      6.40%, 1/1/2009                                                                         6,000,000                6,113,280

Pennsylvania Higher Educational Facilities Authority,

  Health Services Revenue (University of Pennsylvania):

      5.60%, Series A, 1/1/2010                                                               4,750,000                4,947,980

      5.60%, Series B, 1/1/2010                                                               4,350,000                4,531,308

      5.70%, 2/1/2011                                                                         5,250,000                5,448,398

   (UPMC Health System) 6.25%, 1/15/2015                                                      3,660,000                4,003,418

Sayre Health Care Facilities Authority, Revenue

  (Guthrie Health):

      6%, 12/1/2012                                                                           2,000,000                2,179,500

      6.25%, 12/1/2016                                                                        3,000,000                3,233,130

RHODE ISLAND--1.8%

Rhode Island Health and Educational Building Corp.,

  Health Facilities Revenue (San Antoine)

      5.50%, 11/15/2009                                                                       3,320,000                3,592,672

   Hospital Financing Revenue

      (Lifespan Obligation Group):

         5.75%, 5/15/2007 (Insured; MBIA)                                                     4,805,000                5,321,105

         5.75%, 5/15/2008 (Insured; MBIA)                                                     5,560,000                6,174,825

Rhode Island Housing and Mortgage Finance Corp.

  (Rental Housing Program):

      5.65%, 10/1/2007                                                                        2,175,000                2,202,797

      5.65%, 10/1/2008                                                                        1,350,000                1,365,782

SOUTH CAROLINA--1.8%

Anderson County, IDR (Federal Paper Board)

   4.75%, 8/1/2010                                                                            4,520,000                4,542,284

Charleston County, Hospital Facilities Improvement

  Revenue (Medical Society Health)

   5.50%, 10/1/2005 (Insured; MBIA)                                                           7,945,000                8,462,140

Oconee County, PCR (Engelhard Corp. Project)

   5.375%, 5/1/2006                                                                           1,500,000                1,601,310


                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
--------------------------------------------------------------------------------

SOUTH CAROLINA (CONTINUED)

Piedmont Municipal Power Agency, Electric Revenue

   6.25%, 1/1/2004
   (Insured; FGIC, Escrowed To Maturity)                                                        585,000                  614,730

York County, PCR (Bowater, Inc.)

   7.625%, 3/1/2006                                                                           2,900,000                3,050,191

TENNESSEE--1.3%

Johnson City Health and Educational Facility Board, HR

  (Medical Center Hospital Improvement)

   5.125%, 7/1/2011 (Insured; MBIA)                                                           6,720,000                7,239,859

Tennessee 5%, 5/1/2017                                                                        2,525,000                2,603,023

Tennessee Housing Development Agency

  (Homeownership Program):

      5.20%, 7/1/2010                                                                         1,815,000                1,892,882

      5.30% 7/1/2011                                                                          2,140,000                2,222,454

TEXAS--7.9%

Austin Convention Enterprises, Inc., Revenue

   (Convention Center Hotel) 6.375%, 1/1/2016                                                 3,945,000                4,075,146

Austin Independent School District

   5.60% 8/1/2009                                                                             2,025,000                2,202,653

Bexar County, Revenue (Venue)

   5.75%, 8/15/2013 (Insured; MBIA)                                                           5,000,000                5,552,550

Cypress Fairbanks Independent School District

   (Schoolhouse) 6.75%, 2/15/2012
   (Prerefunded 2/15/2010)                                                                    1,700,000  (c)           2,037,926

Ennis IDC, Revenue (Cargill, Inc.)

   6.15%, 11/1/2003                                                                           2,450,000                2,542,414

Gulf Coast Waste Disposal Authority:

  Revenue (Bayport Area System)

      5%, 10/1/2014 (Insured; AMBAC)                                                          2,065,000                2,196,912

   SWDR (Quaker Oats Co. Project) 5.70%, 5/1/2006                                             3,210,000                3,463,558

Harris County Health Facilities Development Corp., HR:

  (Memorial Hermann Hospital System)

      5.50%, 6/1/2012 (Insured; FSA)                                                          8,295,000                9,054,822

   (Memorial Hospital System)

      6%, 6/1/2008 (Insured; MBIA)                                                            3,000,000                3,371,970

Harris County Hospital District, Mortgage Revenue:

   7.50%, 2/15/2003 (Insured; AMBAC)                                                            760,000                  769,834

   7.50%, 2/15/2003 (Insured; AMBAC)                                                            975,000                  986,924

Houston, Airport Systems Revenue

   (Special Facilities-Continental)
   6.75%, 7/1/2021                                                                            2,000,000                1,241,460

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
--------------------------------------------------------------------------------

TEXAS (CONTINUED)

Matagorda County, Navigation District No. 1, PCR

   (Central Power & Light) 4%, 11/1/2003                                                     15,000,000               15,053,550

Port Corpus Christi Authority, Nueces County

   General Revenue (Union Pacific)
   5.125%, 4/1/2009                                                                           2,250,000                2,284,493

Rio Grande Consolidated Independent School District,

   Public Facilities LR 6.40%, 7/15/2003                                                      1,090,000                1,123,964

Rio Grande Valley Health Facilities Development Corp., HR

  (Valley Baptist Medical Center)

   6.25%, 8/1/2006 (Insured; MBIA)                                                            5,100,000                5,221,125

South Texas Higher Education Authority,

   Student Loan Revenue 5.30%, 12/1/2003                                                      2,245,000                2,313,405

Tarrant County Health Facilities Development Corp.,

  Health Systems Revenue:

      (Harris Methodist Health Systems) 6%, 9/1/2010                                          7,725,000                8,921,912

      (Health Resources Systems)

         5.75%, 2/15/2014 (Insured; MBIA)                                                     5,000,000                5,561,500

Texas State College, Student Loan:

   6%, 8/1/2005                                                                               2,130,000                2,321,508

   6%, 8/1/2006                                                                               2,500,000                2,763,875

UTAH--1.4%

Carbon County, SWDR

   (Sunnyside Cogeneration-A) 6.375%, 8/15/2011                                               8,450,000                8,090,199

Jordanelle Special Service District

  (Special Assessment Improvement District)

   8%, 10/1/2011                                                                              6,045,000                6,330,384

VIRGINIA--2.5%

Big Stone Gap Redevelopment and Housing Authority,

  Correctional Facility LR

   (Wallens Ridge Development Project) 6%, 9/1/2007                                           4,000,000                4,467,920

Greater Richmond Convention Center Authority,

   Hotel Tax Revenue (Convention Center
   Expansion Project) 6%, 6/15/2011                                                           2,000,000                2,239,100

Southeastern Public Sevice Authority, Revenue

   5%, 7/1/2015 (Insured; AMBAC)                                                              9,700,000               10,378,806

Virginia Housing Development Authority,

  Commonwealth Mortgage:

      6.05%, 1/1/2004                                                                         4,400,000                4,558,444

      5.45%, 1/1/2012                                                                         2,205,000                2,312,317

      5.70%, 7/1/2015 (Insured; MBIA)                                                         1,510,000                1,559,724


                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
--------------------------------------------------------------------------------

WASHINGTON--5.9%

Clark County Public Utility District

  Generating System Revenue

   5.625%, 1/1/2010 (Insured; FSA)                                                            3,795,000                4,222,962

Energy Northwest:

  Electric Revenue (Project No. 1)

      5.50%, 7/1/2017 (Insured; MBIA)                                                         8,000,000                8,530,480

   Revenue (Wind Project):

      4.55%, 7/1/2006                                                                         1,600,000                1,635,008

      5.60%, 7/1/2015                                                                         2,530,000                2,525,345

King County School District No. 401

   (Highline Public Schools)
   5.50%, 12/1/2014 (Insured; FGIC)                                                           6,500,000                7,090,135

Seattle Municipal Light & Power, Revenue:

   5.25%, 3/1/2010 (Insured; FSA)                                                                50,000                   54,564

   8.41%, 3/1/2010                                                                            6,500,000  (a,b)         7,686,510

Washington:

   5.75%, 10/1/2012                                                                              20,000                   22,889

   5.75%, 10/1/2012                                                                           2,305,000                2,622,652

   COP (Convention & Trade Center) 5.125%, 7/1/2013                                           5,000,000                5,294,600

Washington Health Care Facilities Authority, Revenue

  (Sisters of Providence)

   5.40%, 10/1/2010 (Insured; AMBAC)                                                          3,000,000                3,162,450

Washington Housing Finance Commission

   SFMR, 6.85%, 7/1/2011 (Insured; FNMA, GNMA)                                                1,460,000                1,501,435

Washington, Public Power Supply Systems Revenue

  (Nuclear Project Number 1):

      7.25%, 7/1/2006 (Insured; FSA)                                                          6,000,000                6,945,900

      6%, 7/1/2007 (Insured; AMBAC)                                                           9,720,000               10,867,154

WISCONSIN--2.4%

Badger TOB Asset Securitization Corp.,
  Tobacco Settlement Revenue

   6%, 6/1/2017                                                                               9,000,000                8,825,130

Wisconsin Health and Educational Facilities Authority, Revenue:

  (Aurora Health Care, Inc.):

      5%, 8/15/2009 (Insured; MBIA)                                                           4,335,000                4,642,655

      5%, 8/15/2010 (Insured; MBIA)                                                           3,955,000                4,172,683

   (Aurora Medical Group, Inc.)

      6%, 11/15/2011 (Insured; FSA)                                                           3,500,000                3,956,610

   (Wheaton Franciscan Services, Inc.)

      6.50%, 8/15/2007 (Insured; MBIA)                                                        3,000,000                3,041,970

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal

LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
--------------------------------------------------------------------------------

U. S. RELATED--1.2%

Childrens Trust Fund, Tobacco Settlement Revenue:

   5.75%, 7/1/2010                                                                            2,500,000                2,872,850

   5.75%, 7/1/2012                                                                            5,000,000                5,745,700

   5.75%, 7/1/2013                                                                            3,300,000                3,792,161

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $930,773,779)                                                                                               973,574,679
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM MUNICIPAL INVESTMENTS--5.0%
--------------------------------------------------------------------------------

FLORIDA--1.2%

Alachua County Health Facilities Authority,

  Continuing Care Retirement Community Revenue, VRDN

   (Oak Hammock University) 1.15% (LOC; BNP Paribas)                                          6,700,000  (d)           6,700,000

Jacksonville Electric Authority, Electric System Revenue,

   VRDN 1.25% (LOC; Dexia Credit Local)                                                       2,100,000  (d)           2,100,000

Jacksonville Health Facilities Authority, HR, VRDN

   (Genesis Rehab Hospital) 1.20% (LOC; Nationsbank)                                          1,900,000  (d)           1,900,000

Saint Lucie County, PCR, VRDN

   (Florida Power & Light Co.) 1.25%                                                          2,600,000  (d)           2,600,000

LOUISIANA--.3%

Louisiana Offshore Term Authority, Deepwater Port

  Revenue, VRDN (A-Loop, Inc.)

   1.20% (LOC; Suntrust Bank)                                                                 3,000,000  (d)           3,000,000

MASSACHUSETTS--.9%

Massachusetts Health & Educational Facilities Authority,

  Revenue, VRDN (Capital Assets Program) 1.15%

   (Insured; MBIA, LOC; State Street Bank and Trust Co.)                                      8,920,000  (d)           8,920,000

OHIO--1.0%

Ohio Air Quality Development Authority, PCR, VRDN

   (Ohio Edison) 1.20% (LOC; First Union National Bank)                                      10,000,000  (d)          10,000,000

PENNSYLVANIA--.1%

Allegheny County Industrial Development Authority,

  Health & Housing Facilities Revenue, VRDN

   (Longwood) 1.25%                                                                           1,000,000  (d)           1,000,000

RHODE ISLAND--.6%

Rhode Island Health & Educational Building Corp.,

  Educational Institution Revenue, VRDN

   (Portsmouth Abbey School) 1.20%                                                            6,000,000  (d)           6,000,000


                                                                                               Principal

SHORT-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                  Amount ($)               Value ($)
--------------------------------------------------------------------------------

TENNESSEE--.5%

Clarksville Public Building Authority, Revenue, VRDN

  (Tennesse Municipal Bond Fund)

   1.20% (LOC; Bank of America)                                                               5,000,000  (d)           5,000,000

TEXAS--.4%

Harris County Health Facilities Development Corp., HR,

   VRDN (Texas Children's Hospital)
   1.20% (Insured; MBIA)                                                                      3,300,000  (d)           3,300,000

Tarrant County Health Facilities Development Corp.,

   Revenue, VRDN (Cumberland Rest) 1.20%                                                      1,000,000  (d)           1,000,000

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS

   (cost $51,520,000)                                                                                                 51,520,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $982,293,779)                                                             98.7%            1,025,094,679

CASH AND RECEIVABLES (NET)                                                                         1.3%               13,675,813

NET ASSETS                                                                                       100.0%            1,038,770,492



                                                                   The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)


Summary of Abbreviations

AMBAC               American Municipal Bond Assurance                IDC                 Industrial Development Corporation
                      Corporation                                    IDR                 Industrial Development Revenue
COP                 Certificate of Participation                     LOC                 Letter of Credit
EIR                 Environment Improvement Revenue                  LR                  Lease Revenue
FGIC                Financial Guaranty Insurance                     MBIA                Municipal Bond Investors
                      Company                                                              Assurance Insurance Corporation
FNMA                Federal National Mortgage                        MFHR                Multi-Family Housing Revenue
                      Association                                    PCR                 Pollution Control Revenue
FSA                 Financial Security Assurance                     RRR                 Resources Recovery Revenue
GNMA                Government National Mortgage                     SFMR                Single Family Mortgage Revenue
                      Association                                    SWDR                Solid Waste Disposal Revenue
HR                  Hospital Revenue                                 VRDN                Variable Rate Demand Notes




Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              49.6

AA                               Aa                              AA                                               16.5

A                                A                               A                                                13.0

BBB                              Baa                             BBB                                               9.3

BB                               Ba                              BB                                                1.3

F1+, F-1                         MIG1, VMIG1 & P1                SP1, A1                                           5.0

Not Rated (e)                    Not Rated (e)                   Not Rated (e)                                     5.3

                                                                                                                 100.0


(A) INVERSE FLOATER SECURITY--THE INTEREST RATE IS SUBJECT TO CHANGE
    PERIODICALLY.

(B) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT NOVEMBER 30, 2002, THESE SECURITIES AMOUNTED TO $43,080,621 OR 4.1% OF THE NET ASSETS.

(C) BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING DATE.

(D) SECURITIES PAYABLE ON DEMAND. THE INTEREST RATE, WHICH IS SUBJECT TO CHANGE, IS BASED UPON BANK PRIME RATES OR AN INDEX OF MARKET INTEREST RATES.

(E) SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POORS, HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

November 30, 2002 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           982,293,779   1,025,094,67

Interest receivable                                                  16,991,957

Receivable for investment securities sold                             8,705,777

Receivable for shares of Common Stock subscribed                            885

Prepaid expenses                                                         17,781

                                                                  1,050,811,079
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           620,006

Cash overdraft due to Custodian                                         530,825

Payable for investment securities purchased                          10,202,537

Payable for shares of Common Stock redeemed                             487,011

Accrued expenses                                                        200,208

                                                                     12,040,587
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,038,770,492
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   1,022,995,877

Accumulated undistributed investment income--net                        509,400

Accumulated net realized gain (loss) on investments                (27,535,685)

Accumulated net unrealized appreciation
  (depreciation) on investments                                      42,800,900
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,038,770,492
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(300 million shares of $.001 par value Common Stock authorized)      77,389,171

NET ASSET VALUE, offering and redemption price per share--Note 3(d) ($)   13.42

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2002 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     27,522,922

EXPENSES:

Management fee--Note 3(a)                                            3,194,834

Shareholder servicing costs--Note 3(b)                                 561,743

Custodian fees                                                          40,832

Professional fees                                                       32,704

Prospectus and shareholders' reports                                    26,602

Directors' fees and expenses--Note 3(c)                                 19,610

Registration fees                                                       16,490

Loan commitment fees--Note 2                                             4,445

Miscellaneous                                                           27,369

TOTAL EXPENSES                                                       3,924,629

INVESTMENT INCOME--NET                                              23,598,293
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                                324,924

Net unrealized appreciation (depreciation) on investments            (156,086)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 168,838

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                23,767,131

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended

                                        November 30, 2002           Year Ended

                                              (Unaudited)         May 31, 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         23,598,293           50,603,892

Net realized gain (loss) on investments           324,924          (17,881,348)

Net unrealized appreciation
   (depreciation) on investments                 (156,086)          10,377,603

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   23,767,131           43,100,147
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                        (23,409,410)         (50,517,843)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                  98,157,731          162,985,033

Dividends reinvested                           17,167,431           36,870,080

Cost of shares redeemed                      (134,911,390)        (200,213,439)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS            (19,586,228)            (358,326)

TOTAL INCREASE (DECREASE) IN NET ASSETS       (19,228,507)          (7,776,022)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         1,057,998,999        1,065,775,021

END OF PERIOD                               1,038,770,492        1,057,998,999

Undistributed investment income--net              509,400  --
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     7,228,251           12,089,883

Shares issued for dividends reinvested          1,263,927            2,730,586

Shares redeemed                                (9,938,997)         (14,845,163)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  (1,446,819)            (24,694)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                Six Months Ended

                               November 30, 2002                                          Year Ended May 31,
                                                          -------------------------------------------------------------------------

                                      (Unaudited)         2002(a)            2001             2000           1999            1998
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                      13.42        13.51              12.94           13.83            14.14           13.85

Investment Operations:

Investment income--net                        .30(b)       .64(b)             .65             .66              .67             .69

Net realized and unrealized
   gain (loss) on investments                  --         (.09)               .57            (.79)            (.18)            .41

Total from Investment
   Operations                                 .30          .55               1.22            (.13)             .49            1.10

Distributions:

Dividends from investment
   income--net                               (.30)        (.64)              (.65)           (.67)            (.67)           (.69)

Dividends from net realized
   gain on investments                         --           --                --             (.09)            (.13)           (.12)

Total Distributions                          (.30)        (.64)              (.65)           (.76)            (.80)           (.81)

Net asset value,
   end of period                            13.42        13.42              13.51           12.94            13.83           14.14
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                             2.23(c)      4.14               9.54            (.97)            3.53            8.04
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                      .74(d)             .74             .74             .75              .75             .74

Ratio of net investment
   income to average
   net assets                             4.43(d)            4.74            4.82            4.97             4.75            4.91

Decrease reflected in
   above ratios due to
   undertakings by
   The Dreyfus Corporation                     --              --             .00(e)          .02              .02             .01

Portfolio Turnover Rate                  17.11(c)           27.32           24.32           20.86            20.37           40.27
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                        1,038,770         1,057,999       1,065,775       1,066,938        1,265,267       1,346,525

(A) AS REQUIRED, EFFECTIVE JUNE 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING DISCOUNT OR PERMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED MAY 31, 2002 WAS TO
     INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS BY LESS THAN $.01 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY LESS THAN .01%.
     PER SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JUNE 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  NOT ANNUALIZED.

(D)  ANNUALIZED.

(E)  AMOUNT REPRESENTS LESS THAN .01%.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to provide the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the " Manager" ) serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation, (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest The Fun

NOTES TO FINANCIAL STATEMENTS (unaudited) (CONTINUED)

income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $5,455 during the period ended November 30, 2002 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $8,030,826 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2002. If not applied, $6,326,266 of the carryover expires in fiscal 2008 and $1,704,560 expires in fiscal 2009.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2002 was as follows: tax exempt income $50,517,843. The tax character of current year distributions will be determined at the end of the current fiscal year.


NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended November 30, 2002, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund's average daily net assets and is payable monthly.

(B) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholders accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2002, the fund was charged $303,178 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2002, the fund was charged $173,795 pursuant to the transfer agency agreement.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) (CONTINUED)

(C) Each director who is not an "affiliated person" as defined in the Act receives from the fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation.

(D) A .10% redemption fee is charged and retained by the fund on shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund' s exchange privilege. During the period ended November 30, 2002, redemption fees charged and retained by the fund amounted to $37,660.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2002, amounted to $171,958,960 and $243,101,854, respectively.

At November 30, 2002, accumulated net unrealized appreciation on investments was
$42,800,900,   consisting  of  $46,982,040  gross  unrealized  appreciation  and
$4,181,140 gross unrealized depreciation.

At November 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


                                                           For More Information

                        Dreyfus Intermediate
                        Muncipal Bond Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  947SA1102